Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Billions		12 Months Ended
	Oct. 06, 2020 CAD ($) shares	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($) $ / shares
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage		13.41%	13.51%
Fair value of outstanding shares		$ 26,000	$ 14,000	$ 21	$ 10
Closing price of shares | $ / shares				$ 82.03	$ 41.11
Percentage of voting common shares	9.90%	9.90%
Investment in Schwab		$ 11,100	12,200
Share of net income from investment in Schwab		785
Number of common shares exchanged for each share | shares	1.0837
Percentage of acquired stake	13.50%
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture		$ 3,300	$ 3,400
TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	43.00%
Gain on Sale on investment in TD Ameritrade	$ 1,400
Gain on Sale on investment in TD Ameritrade after tax	$ 2,300